SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Subsequent to December 31, 2023, the Company has issued various promissory notes amounting to $32,964 for general operating purposes. The notes carry an interest rate of 10% and are due upon demand.

On June 11, 2024, as a result of this change in management, the Company’s Board of Directors voted to (i) cease all prior operations of the Company involving big data analytics software for use in the gaming and financial technology industries, (ii) relinquish and disavow any and all interest in existing subsidiaries as of June 11, 2024. As a result, Management has decided to impair its analytical software. Management recorded an impairment loss of $875,000 on the statement of operations for the year ended December 31, 2023.